Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]		OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]		Non-controlling interest [member]
Beginning balance at Dec. 31, 2019		$ 84,553		$ 1,736	$ 17,620	$ (6,270)	$ 52,431	[1]	$ (21,279)	$ 31,484	$ 75,722		$ 8,831
Profit of the period		2,202	[1]							1,405	1,405		797
Other comprehensive income/(loss)	[1]	(10,104)							(9,562)		(9,562)		(541)
Total comprehensive income/(loss)		(7,901)							(9,562)	1,405	(8,156)		255
Dividends		(1,923)								(1,118)	(1,118)		(804)
Treasury shares		385				1,359				(974)	385
Share-based payments		20					3	[1]			3		17
Hyperinflation monetary adjustments		259								160	160		99
Sale/(purchase) of non-controlling interest		2,985	[2]				1,116	[1]			1,116	[2]	1,869	[2]
Scope and other changes		(26)								(87)	(87)		60
Ending balance at Dec. 31, 2020		78,351		1,736	17,620	(4,911)	53,550	[1]	(30,841)	30,870	68,024		10,327
Profit of the period		6,114	[1]							4,670	4,670		1,444
Other comprehensive income/(loss)	[1]	(3,881)							(3,736)		(3,736)		(145)
Total comprehensive income/(loss)		2,233							(3,736)	4,670	934		1,299
Dividends		(2,251)								(1,139)	(1,139)		(1,112)
Treasury shares		81				917				(836)	81
Share-based payments		478					451	[1]			451		28
Hyperinflation monetary adjustments		374								231	231		143
Scope and other changes		73								86	86		(14)
Ending balance at Dec. 31, 2021		79,340		1,736	17,620	(3,994)	54,001	[1]	(34,577)	33,882	68,669		10,671
Profit of the period		7,597								5,969	5,969		1,628
Other comprehensive income/(loss)		(1,315)							(976)		(976)		(339)
Total comprehensive income/(loss)		6,283							(976)	5,969	4,994		1,289
Dividends		(2,553)								(1,198)	(1,198)		(1,355)
Treasury shares		95				289				(193)	95
Share-based payments		497					477				477		20
Hyperinflation monetary adjustments		616								380	380		236
Scope and other changes		1								(18)	(18)		19
Ending balance at Dec. 31, 2022		$ 84,278		$ 1,736	$ 17,620	$ (3,706)	$ 54,477		$ (35,553)	$ 38,823	$ 73,398		$ 10,880

[1]	Amended to conform to 2022 presentation.
[2]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 21 Changes in equity and earnings per share for more details).